Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Apr. 30, 2026
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets fair value through profit or loss

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Keyman life insurance policy, at fair value
At beginning of year	439,817	440,888	346,120
Increase in fair value through profit or loss	18,358	19,169	15,049
Foreign exchange adjustment	(17,287)	(9,454)	(7,422)
At end of year	440,888	450,603	353,747